Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	APPLIED ENERGETICS, INC.
Entity Central Index Key	0000879911
Amendment Flag	true
Document Type	S-1/A
Amendment Description	This Amendment No. 1 to the Registration Statement on Form S-1 is being filed solely for the purpose of correcting Exhibit 5 hereto and removing the brackets around the price information contained herein.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation State Country Code	DE